Investment (Tables)	12 Months Ended
Dec. 31, 2013
Investment [Abstract]
Schedule of investments
Investee	12/31/2013	12/31/2012	12/31/2011
BBE Solutions SDN BHD	$113,971	$-	$-
	$113,971	$-	$-

Schedule of breakdown of principal and investment income
Investment	BBE Solutions SDN. BHD.
Investment Cost	$100,000
2013 Investment income	13,971
$113,971